FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning balance	£ 259,944
Beginning balance	(246,171)
Ending Balance	266,837	£ 259,944
Ending Balance	(251,689)	(246,171)
Level 3 | Financial liabilities at fair value
Disclosure of financial assets [line items]
Beginning balance	(14)	(10)
Fair value movements	1	(5)
Purchases		0
Transfers out	0
Settlements	0	1
Ending Balance	(13)	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	(5)
Level 3 | Derivatives
Disclosure of financial assets [line items]
Beginning balance	(14)	(10)
Fair value movements	1	(5)
Purchases		0
Transfers out	0
Settlements	0	1
Ending Balance	(13)	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	(5)
Level 3 | Other financial assets at FVTPL
Disclosure of financial assets [line items]
Beginning balance	80	95
Fair value movements	1	1
Purchases		0
Transfers out	0
Settlements	(17)	(16)
Ending Balance	64	80
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	1
Level 3 | Financial assets at FVOCI
Disclosure of financial assets [line items]
Beginning balance	34	0
Fair value movements	0	0
Purchases		34
Transfers out	(32)
Settlements	(2)	0
Ending Balance	0	34
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial assets at fair value
Disclosure of financial assets [line items]
Beginning balance	149	131
Fair value movements	2	7
Purchases		34
Transfers out	(32)
Settlements	(25)	(23)
Ending Balance	94	149
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	2	7
Derivatives | Level 3
Disclosure of financial assets [line items]
Beginning balance	35	36
Fair value movements	1	6
Purchases		0
Transfers out	0
Settlements	(6)	(7)
Ending Balance	30	35
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 1	£ 6